LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Prior year incurred claims	$ 22	$ 6
IBNR plus expected development on reported claims	$ 16		$ 16